Stock Incentive Plan - Additional Information (Details) - USD ($)			12 Months Ended
	Mar. 04, 2024	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized		7,000,000
Share based compensation by share based payment award expiration period		10 years
Percentage of total voting power			10.00%
Share based compensation arrangement by share award non vested options forfeited in period shares			293,615	22,396
Share based compensation by share based award weighted average grant date of fair value of options granted				$ 2.27
Share based compensation options cost not yet recognized			$ 329,925
Inventories
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses capitalized			$ 0	$ 0
Subsequent Event | Business Combination Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share award non vested options forfeited in period shares	3,646,921
Incentive stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award purchase price of stock percent		110.00%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options remaining period for recognition			1 year 3 months 18 days